Other Accrued Liabilities (Details) - Schedule of Other Accrued Liabilities - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Professional consultants’ expenses	$ 165,747	$ 285,398
Vendor liabilities		13,000
Expenses	19,325	4,107
Accrued board fees	72,238	149,496
Accrued bonus	456,040	510,678
Other accrued expenses	65,999	23,758
Total other accrued liabilities	$ 779,349	$ 986,437